Investments in Associates and other Companies (Details 2) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of associates [line items]
Assets	$ 1,362,868	$ 1,059,806	$ 962,537
Liabilities	1,201,475	919,068	843,284
Equity	142,750	119,143	102,607
Net income for the year	18,643	21,595	16,646
Redbanc S.A. [Member]
Disclosure of associates [line items]
Assets	23,413	20,825	21,235
Liabilities	14,106	12,469	13,751
Equity	8,441	7,505	6,428
Net income for the year	866	851	1,056
Transbank S.A. [Member]
Disclosure of associates [line items]
Assets	1,217,448	904,558	822,487
Liabilities	1,133,441	835,200	765,683
Equity	70,605	56,888	48,709
Net income for the year	13,402	12,470	8,095
Centro de Compensacion Automatizado S.A. [Member]
Disclosure of associates [line items]
Assets	8,550	7,073	6,871
Liabilities	1,998	1,480	2,174
Equity	5,671	4,677	3,989
Net income for the year	881	916	708
Sociedad Interbancaria de Deposito de Valores S.A. [Member]
Disclosure of associates [line items]
Assets	5,074	4,392	3,720
Liabilities	4	230	60
Equity	4,209	3,400	2,858
Net income for the year	861	762	802
Camara de Compensacion de Alto Valor S.A. [Member]
Disclosure of associates [line items]
Assets	7,372	6,728	6,338
Liabilities	986	622	500
Equity	6,193	5,722	5,399
Net income for the year	193	384	439
Administrador Financiero del Transantiago S.A. [Member]
Disclosure of associates [line items]
Assets	54,712	55,818	51,304
Liabilities	34,787	37,419	35,814
Equity	17,978	15,490	13,907
Net income for the year	1,947	2,909	1,583
Sociedad Nexus S.A. [Member]
Disclosure of associates [line items]
Assets	31,147	35,139	32,669
Liabilities	13,471	18,335	18,888
Equity	17,660	13,955	10,354
Net income for the year	16	2,849	3,427
Servicios de Infraestructura de Mercado OTC S.A. [Member]
Disclosure of associates [line items]
Assets	15,152	25,273	17,913
Liabilities	2,682	13,313	6,414
Equity	11,993	11,506	10,963
Net income for the year	$ 477	$ 454	$ 536